Derivative financial instruments - Pre-tax impact of cash flow and net investment hedges on reserves (Details) $ in Millions	12 Months Ended
Sep. 30, 2019 AUD ($)
Derivative financial instruments
Balances in cash flow hedge reserve relating to hedge relationships for which hedge accounting is no longer applied	$ 0
Net gains or losses from changes in fair value of net investment hedges in USD operations	(129)
Loss relating to discontinued hedges	(210)
Cash Flow and Net Investment Hedges
Derivative financial instruments
Opening balance	(176)
Net gains/(losses) from changes in fair value	(203)
Transferred to interest income	197
Closing balance	(182)
Cash Flow and Net Investment Hedges | Interest rate risk
Derivative financial instruments
Opening balance	(87)
Net gains/(losses) from changes in fair value	(158)
Transferred to interest income	146
Closing balance	(99)
Cash Flow and Net Investment Hedges | Foreign currency and interest rate risks
Derivative financial instruments
Opening balance	(89)
Net gains/(losses) from changes in fair value	(45)
Transferred to interest income	51
Closing balance	(83)
Parent Entity
Derivative financial instruments
Net gains or losses from changes in fair value of net investment hedges in USD operations	52
Loss relating to discontinued hedges	(214)
Parent Entity | Cash Flow and Net Investment Hedges
Derivative financial instruments
Opening balance	(99)
Net gains/(losses) from changes in fair value	(121)
Transferred to interest income	128
Closing balance	(92)
Parent Entity | Cash Flow and Net Investment Hedges | Interest rate risk
Derivative financial instruments
Opening balance	(42)
Net gains/(losses) from changes in fair value	(130)
Transferred to interest income	102
Closing balance	(70)
Parent Entity | Cash Flow and Net Investment Hedges | Foreign currency and interest rate risks
Derivative financial instruments
Opening balance	(57)
Net gains/(losses) from changes in fair value	9
Transferred to interest income	26
Closing balance	$ (22)